Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of trade and other payables

	Year Ended June 30
(US dollars in thousands)	2026	2025*restated	2024
Current trade and other payables
Trade payables	8,986	3,337	10,973
Shares to be issued	10,000	10,000	10,000
Deferred acquisition consideration payable	10,173	-	-
Accruals	19,583	15,675	13,188
Related party payable	-	2,500	-
Payroll liabilities	1,633	3,274	3,574
Sales tax payable	675	-	-
Deferred income	1,936	11	10
Other creditors	1,674	4,057	183
Total current trade and other payables	54,660	38,854	37,928

Non-current other payables
Non-current accrued interest	-	2,150	-
Non-current accrued loan and other fees	-	75	-
Total non-current other payables	-	2,225	-